Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Parenthetical) (Detail)				1 Months Ended											1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Nov. 30, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Nov. 30, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Oct. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Oct. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Jan. 31, 2015 Subsequent Event Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Jan. 31, 2015 Subsequent Event Beijing Linkage Technology Co., Ltd. ("BLT") CNY
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Consideration of shares sold						$ 2,300,000	14,000,000
Investments under equity method, Percentage								0.00%	0.00%				45.00%	45.00%
Equity method investments	725,268	4,500,000	0					0	0	0			1,100,000	6,800,000
Loans outstanding				1,600,000	9,800,000						800,000	5,300,000
Additional loan amount											700,000	4,500,000
Repayment of outstanding loan				$ 900,000	5,300,000										$ 700,000	4,500,000